Early Redelivery Income, Net (Tables)	12 Months Ended
Dec. 31, 2012
Early Redelivery Income Net [Abstract]
Early Redelivery Income Net [Table Text Block]

			Year Ended
			December 31,
Company		Date	2010	2011	2012
Kerasies	(a)	March 25, 2010	(1,520)	—	—
Pemer	(b)	April 13, 2010	3,581	—	—
Pelea	(c)	April 28, 2010	(1,765)	—	—
Marindou	(d)	December 15, 2012	—	—	3,202
Eniadefhi	(e)	December 21, 2012	—	—	8,475
Other minor early redeliveries		Various	(164)	$207	$-
Total			$132	$207	$11,677